Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Directors and Executive Officers
Transactions with key management personnel
Compensation to Directors and executive officers of the Group comprised the following:

	2025	2024	2023
(in $ millions)	$	$	$
Short-term employee benefits	7	8	7
Post-employment benefits	*	*	*
Share-based payment	44	51	103
*Amount less than $1 million